INTANGIBLE ASSETS AND GOODWILL	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL [Text Block]

9. INTANGIBLE ASSETS AND GOODWILL

A continuity of intangible assets for the six months ended June 30, 2023 is as follows:

	License	Customer/Supplier Relationships	Trademarks and Brands	Patents	Non- Compete Agreements	Goodwill	Total
Cost
At December 31, 2022	$1,396	$7,512	$5,154	$4,530	$1,190	$23,633	$43,415
Additions	-	194	-	-	-	-	194
Impairment	(752)	(4,418)	(1,599)	(3,432)	(529)	(23,372)	(34,102)
At June 30, 2023	$644	$3,288	$3,555	$1,098	$661	$261	$9,507

Accumulated Amortization
At December 31, 2022	$-	$348	$618	$621	$463	$-	$2,050
Additions	142	663	319	277	198	-	1,599
At June 30, 2023	$142	$1,011	$937	$898	$661	$-	$3,649

Foreign currency translation	24	76	20	-	-	(261)	(141)
Net book value at June 30, 2023	$526	$2,353	$2,638	$200	$-	$-	$5,717

Amortization expense for the three and six months ended June 30, 2023 was $0.8 million and $1.6 million respectively (June 30, 2022 - $0.3 million and $0.9 million, respectively) and was recorded in depreciation and amortization in the unaudited condensed interim consolidated statements of loss and comprehensive loss.

At June 30, 2023, the weighted average amortization period remaining for intangible assets was 5.7 years.

At June 30, 2023, the estimated future amortization expense related to intangible assets is as follows:

2023	$587
2024	1,173
2025	1,109
2026	1,096
2027	1,032
Thereafter	720
Total	$5,717

The Company's goodwill is assigned to the following reporting units:

	Vessel	JustCBD	Franchise	Total
Gross goodwill recorded prior to December 31, 2022	$19,675	$25,038	$3,732	$48,445
Impairment recorded prior to December 31, 2022	(19,675)	(5,398)	-	(25,073)
Net book value as at December 31, 2022	-	19,640	3,732	23,372
Impairment recorded	-	(19,640)	(3,732)	(23,372)
Net book value as at June 30, 2023	$-	$-	$-	$-

10. INTANGIBLE ASSETS AND GOODWILL

A continuity of intangible assets for the years ended December 31, 2022 and 2021 is as follows:

In Thousands of United States dollars	License	Customer Relationships	Trademarks and Brands	Patents	Non-Compete Agreements	Goodwill	Total
Cost
At December 31, 2020	$410	$189	$121	$-	$-	$431	$1,151
Additions	200	-	-	-	-	-	200
Acquired through business combinations	-	1,570	2,090	4,300	1,190	19,675	28,825
Impairment	-	-	-	-	-	(51)	(51)
At December 31, 2021	$610	$1,759	$2,211	$4,300	$1,190	$20,054	$30,124

Accumulated Amortization
At December 31, 2020	$64	$-	$-	$-	$-	$-	$64
Additions	65	26	35	48	66	-	240
At December 31, 2021	$129	$26	$35	$48	$66	$-	$304

Foreign Currency translation	(30)	-	-	-	-	-	(30)
Net book value at December 31, 2021	$451	$1,733	$2,176	$4,252	$1,124	$20,054	$29,790

In Thousands of United States dollars	License	Customer/Supplier Relationships	Trademarks and Brands	Patents	Non- Compete Agreements	Goodwill	Total
Cost
At December 31, 2021	$610	$1,759	$2,211	$4,300	$1,190	$20,054	$30,124
Acquired through business combinations	1,397	5,945	3,063	230	-	29,031	39,666
Impairment	(128)	(1)	(31)	-	-	(25,452)	(25,612)
At December 31, 2022	$1,879	$7,703	$5,243	$4,530	$1,190	$23,633	$44,178

Accumulated Amortization
At December 31, 2021	$129	$26	$35	$48	$66	$-	$304
Additions	144	360	623	573	397	-	2,097
At December 31, 2022	$273	$386	$658	$621	$463	$-	$2,401

Foreign Currency translation	(46)	17	(19)	-	-	(261)	(309)
Net book value at December 31, 2022	$1,560	$7,334	$4,566	$3,909	$727	$23,372	$41,468

The Company’s intangible assets acquired in 2020 consist of customer relationships, tradenames/brands and licenses and certifications for formulations due to the acquisitions of Kasa, Breeze and Grupo Farmaceutico Cronomed. The amounts were recorded based on their estimated fair values as part of the business combinations accounting as of the respective acquisition dates. At December 31, 2022, the Company determined that indicators of impairment were present that related to certain customer relationships and tradenames acquired in 2020. The Company recorded an impairment of less than $0.1 million on these assets during the year ended December 31, 2022 (Note 11).

The Company’s intangible asset additions in 2021 primarily consist of assets acquired as part of the November 2021 purchase of Vessel (Note 9) and intellectual property for cannabis industry education materials purchased from a third party categorized under licenses. The 2021 additions to license were being amortized over its estimated useful life of 36 months, with 23 months remaining as at December 31, 2022. At December 31, 2022, the Company determined that indicators of impairment related to these licenses were present, and, thus, recorded a full impairment of $0.1 million on the remaining value of these licenses (Note 11). Information regarding the significant Vessel intangible assets within the indicated categories of the table above is as follows as at December 31, 2022:

·	Tradenames and brands: carrying amount $1.8 million with 82 months of remaining amortization period
·	Patents and developed technology: carrying amount $3.7 million with 94 months of remaining amortization period
·	Noncompete agreement: carrying amount $0.8 million with 22 months of remaining amortization period
·	Customer relationships: carrying amount $1.4 million with 106 months of remaining amortization period

The Company’s intangible asset additions in 2022 primarily consist of assets acquired as part of the February 2022 purchase of JustCBD and the December 2022 purchase of Franchise (Note 9). Information regarding the significant JustCBD intangible assets within the indicated categories of the table above is as follows as at December 31, 2022:

·	Tradenames: carrying amount $2.7 million with 86 to 98 months of remaining amortization periods
·	Customer relationships: carrying amount $1.1 million with 50 to 74 months of remaining amortization periods
·	Know-how: carrying amount $0.2 million with 26 months of remaining amortization period

Information regarding the significant FGH intangible assets within the indicated categories of the table above is as follows as at December 31, 2022:

·	Customer and supplier relationships: carrying amount $4.7 million with 60 months of remaining amortization period
·	Licenses: carrying amount $1.4 million with 60 months of remaining amortization period

The gross cost of the intangible assets is amortized over their estimated useful lives, as the Company does not expect the assets to have significant residual value for any of the asset classes. The weighted average amortization period at December 31, 2022 by asset class subject to amortization is as follows:

License	5.0 years
Customer relationships	5.9 years
Trademarks and brands	7.1 years
Patents	7.6 years
Non-complete agreements	1.8 years
Total	6.3 years

Certain licenses and trademarks have renewal or extension terms available, with a weighted average of 5.3 and 7.1 years, respectively, remaining before the next renewal or extension is due at December 31, 2022. The Company expenses such costs as incurred. The licenses are necessary to conduct operations in the Company’s jurisdictions, and especially for the cannabis related operations. The Company’s trademarks and brands are registered to protect the assets from use by others, and cash flows of the related reporting units and asset groups could be negatively impact if the Company did not successfully renew them.

At December 31, 2022, the estimated aggregate amortization expense for each of the next five years is as follows:

Thousands of United States dollars

2023	$3,254
2024	$3,180
2025	$2,754
2026	$2,741
2027	$2,667

The Company’s goodwill is assigned to the following reporting units for the years ended December 31, 2021 and 2022:

In Thousands of United States dollars	Pharmaceuticals	Food and beverage	Vessel	JustCBD	Franchise	Total
Gross goodwill recorded prior to December 31, 2020	$1,413	$834	$-	$-	$-	$2,247
Impairment recorded prior to December 31, 2020	(1,034)	(783)	-	-	-	(1,817)
Net book value as at December 31, 2020	379	51	-	-	-	430
Acquired through business combinations	-	-	19,675	-	-	19,675
Impairment	-	(51)	-	-	-	(51)
Net book value as at December 31, 2021	379	-	19,675	-	-	20,054
Acquired through business combinations	-	-	-	25,315	3,716	29,031
Impairment	(379)	-	(19,675)	(5,398)	-	(25,452)
Foreign exchange impacts	-	-	-	(277)	16	(261)
Net book value as at December 31, 2022	$-	$-	$-	$19,640	$3,732	$23,372